UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07853
                                                    --------------------

                         Kalmar Pooled Investment Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]


KALMAR
POOLED
INVESTMENT
TRUST
----------




                               [GRAPHIC OMITTED]




                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                       REPORT FROM MANAGEMENT
"GROWTH-WITH-VALUE"                                              JANUARY 9, 2004
     SMALL CAP FUND




DEAR FELLOW SHAREHOLDERS AND FRIENDS:


Given the genuine worries and uncertainties that burdened the investment outlook at this time a year ago, we should all be extremely thankful for the way the year 2003 ultimately unfolded -- economically, geo-politically, and very evidently in terms of the markets themselves. Indeed, 2003 exceeded Kalmar's, as well as most other observers', expectations in almost every way.


To focus just on the US and global economy, until well along in the year both struggled, needing successful policy help in the form of heavy doses of monetary and fiscal stimulus, 45-year lows in interest rates, and successes in the war against terrorism to break out of the post-bubble deflationary trend and into sustained growth. That has happened, thanks to the big US and Chinese economic engines, with corporate profitability accelerating sharply and now driving a necessary pick up in capital investment, enterprise spending and hiring. Signs of a synchronized global recovery abound for 2004, with the likelihood of continued very low inflation.


The deep skepticism of the markets going into 2003, combined with the powerfully developing positives just mentioned, produced one of the better stock market years in the past century both here and abroad. The Standard & Poor's 500, for instance, rose 28.6% for the year, with small cap stocks as represented by the Russell 2000 index rising 47.2%, for the largest gain in its 25 year history.


Indeed, after making a V-bottom in early March, the US stock market rallied very broadly right through year-end, accompanied by lower day to day volatility than in recent years. Furthermore, both growth and value stocks performed similarly well, also unlike recent years, adding to the uniquely "friendly" equity market environment. In that regard, while we are optimistic about the stock market for 2004 -- and specifically about the growth outlook for Kalmar companies and the Fund's portfolio -- it would be only reasonable to expect a return to a more somewhat less benign environment.


PERFORMANCE AND SECTORAL ATTRIBUTION. (Remember that Kalmar does not invest top-down sectorally.)


Dissecting market performance, the most notable feature of 2003's equity environment (as we noted in earlier writings) was the speculative/low quality influence that drove index returns. After a 3 year Bear market and a disastrous meltdown in so-called New Economy stocks, a big "back from the near dead" recovery bounce was not surprising coming out of the market bottom.
Nevertheless, the pervasive outperformance of the stocks of money-losing companies, the highest P/E's and highest beta's, the very lowest priced stocks and very smallest market caps, and low quality companies generally provided a discomforting sense of deja vu reminiscent of the bubble-mania market a few years ago. Commencing in March '03, with its impact most dramatically felt in the Second Quarter but continuing strongly through year-end, this speculative/lower quality influence clearly disadvantaged Kalmar relative to the indexes themselves and to growth funds less committed to sensible valuation and high business quality.


The bright side, as can be seen below, is that the Kalmar Fund appreciated a whopping 43.5% for the year -- even if lagging the Russell 2000 by about 3.7 percentage points. Considering the valuation and quality sensitivity that Kalmar always incorporates as a vital part of our growth investment style -- plus our notable success protecting the Fund's assets during the painful Bear market compared to other growth managers -- makes us feel even better about our 2003 accomplishments. Looked at together, our several year results represent a fine example of the superior "all weather" performance Kalmar seeks.

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                           REPORT FROM MANAGEMENT - CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


-------------------------------------------------------------------------------------------------------------
                                                                                              SINCE INCEPTION
                                  FOURTH    SIX      ONE        3 YEAR            5 YEAR         (4/11/97)
                                  QUARTER  MONTHS    YEAR     CUM     ANN      CUM     ANN      CUM     ANN
-------------------------------------------------------------------------------------------------------------
Kalmar Small Cap Fund              13.59    25.04    43.54   19.82    6.21    46.97    8.00    98.59   10.74
Russell 2000                       14.52    24.92    47.25   20.00    6.27    41.11    7.13    76.06    8.77
.............................................................................................................
Russell 2000 Growth                12.68    24.48    48.54   (5.97)  (2.03)    4.37    0.86    32.18    4.23
.............................................................................................................
S&P 500                            12.13    15.00    28.62  (11.79)  (4.10)   (3.02)  (0.61)   61.63    7.40
Nasdaq Composite                   12.11    23.45    50.01  (18.91)  (6.75)   (8.63)  (1.79)   62.12    7.44

Given the real-time dynamic nature of the markets, in order to be most meaningful, this annual management letter will focus in detail on the Fund's recent results, while summarizing performance influences for earlier quarters and the full year.


As mentioned above, the sudden return by investors to high risk-taking behavior dramatically drove index returns commencing March '03 through year-end. By the end of the Second Quarter the Fund's early-year lead over the Russell 2000 had slipped to a 3.1 percentage point deficit because of that. Despite the on-going impact of this speculative/low quality effect, for the Third Quarter the Kalmar Fund outperformed the Russell 2000 by 1 percentage point, while over the balance of the Fall through November the superior growth and increasingly profitable business delivery of Kalmar companies allowed our portfolio to once again pull slightly ahead of the Russell 2000 year to date. In December, however, weaker comparative results with the Fund's portfolio underperforming the Russell by about 2.6 percentage points brought our results back to a trailing position for the full year -- even though for the full Fourth Quarter we close to equaled the Russell 2000 performance and did outperform the Russell 2000 Growth.


In performance attribution terms, several influences negatively impacted the Fund's December return versus the Russell 2000. First, small value stocks decisively beat small growth names for December. Second, the very smallest of the small caps again drove the index returns for the month. This disadvantages Kalmar because our lower-turnover, longer-term-oriented growth strategy purposefully allows portfolio winners to move up the market cap spectrum in order to preserve ownership in superior growth businesses. Third, we were slightly "overweight" in last month's weakest Russell sector, namely Technology. And finally, the most significant negative influence, our Consumer Discretionary stocks (where we have been very rightly and rewardingly "overweight" all year for specific company stock picking reasons) suffered uncontrollable weather risk as major snow storms hurt the important Christmas season, contributing to lower than expected same store sales. In addition, the Consumer sector experienced rotation away, as the acceleration in industrial production attracted investor monies elsewhere. Partially offsetting these several negative influences was handsome outperformance in our Energy names versus the Russell sector. Here our exploration and production companies successfully grew their reserves much more robustly than their competitors, while the group itself benefited from both increased weather related AND rising industrial demand effects on oil and gas pricing.


For the Fourth Quarter as a whole sectorally speaking, the Fund's biggest comparative detraction came from our very small exposure in Financial Services, which contributed heavily to Russell 2000 returns. Specific stock weakness in Performance Food Group (a major long term winner for Kalmar shareholders) resulting from temporary operational problems also hurt our Consumer Staples returns. Our biggest sectoral positives for the quarter were Energy, for the reasons described above, and Materials & Processing, where our specific companies benefited from the aforementioned acceleration in the industrial economy. Also, significantly, the Fund's specific holdings outperformed the index stocks in all of our more heavily weighted sectors. A perfectly acceptable quarter comparatively, but a tough month with which to end an otherwise very good year.

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                           REPORT FROM MANAGEMENT - CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


Sectorally speaking for the whole year 2003, the two biggest negative influences on the Kalmar Fund's comparative returns were our very small "weighting" in Financial Services, for the same reason described earlier, and our specific stock underperformance in Health Care where our "weighting" was similar to the Russell 2000. The Fund's Health Care names appreciated some 42% as a group but this paled beside the 62% gain in the index names, importantly amplified by the speculative/low quality effect from the many sketchy, generally unprofitable biotech related companies in the Russell indexes that Kalmar would not have owned. By far and away, the Fund's largest positive contributor sectorally came from both our major "overweight" AND significant specific holdings' outperformance in Consumer Discretionary. Here the percentage appreciation was about the same as in Health Care, but Kalmar was on the winning side, while owning better quality companies as is always our intent. A conspicuous bottom-up win! Though quite a bit smaller in relative effect, our second and third best contributors sectorally were Technology and Energy, again with notable quality differentiation. All things considered, 2003 was both a year to be proud of and to be thankful for.


BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.


In December and for the Fourth Quarter the Fund's best relative performers, that is, in "dollar terms" vis-a-vis the Russell 2000 index, represent a combination of rapid reserve growth exploration and production companies like Ultra Petroleum, Evergreen Resources, and XTO Energy, plus industrially oriented growth companies like MSC Industrial Direct, Rogers Corp, and MacDermid. In pure percentage terms our biggest winners included PSS World Medical, Navigant Consulting, and Harman International.


Over the same period we were most hurt relative to the index by Christopher & Banks, Fair Isaac, and Performance Food Group, all of which are fine growing companies and each of which suffered a temporary disappointment of one kind or another. In percentage terms our biggest decliners were Ebookers PLC, ATMI, and Select Comfort. So far we do not believe any of these deserve to be sold.


As to portfolio management activity for the Fourth Quarter, we initiated 7 new positions, including 3 in December. Central Freight Lines is a growing less-than-truckload carrier operating in the southwestern region, which recently came public at an attractive valuation. Modem Media, is an interactive advertising agency with re-emerging growth, where we feel we have a research edge due to our ownership of a competing direct marketing company. Finally, we purchased Pep Boys, the well known automotive products and services chain, which we believe is entering a multi-year turnaround under new management. Earlier in the quarter, we added American Service Group (a provider of health care services to correctional facilities), SonoSite (an innovative developer of ultra-sound equipment which should benefit from a breakthrough new product cycle), and Whiting Petroleum (a growing oil and gas exploration company that we were able to purchase at a particularly attractive valuation). We also beefed up 20 positions during the quarter where we see particularly positive appreciation opportunities for 2004. Among these names were Computer Programs & Systems (software for small and mid-sized hospitals), Devry (post-secondary education), MPS Group (professional and information technology staffing services), MacDermid (specialty electronic and industrial chemicals), ATMI (semiconductor materials), and Emulex (data storage solutions).


We sold twelve positions in total during the Fourth Quarter, including two in December. December sales were Rare Hospitality (out of caution about the possible impact on its restaurants from the discovery of Mad Cow Disease in the United States) and WatchGuard Technologies. Other outright sales during the quarter included Lydall (poor execution), Sicor (being acquired by Teva Pharmaceuticals), EDO Corp (ending of the defense cycle), Hibbett Sporting Goods (valuation), Intrado (valuation), Offshore Logistics (better E&P opportunities), and Surmodics (competitive concerns). Over the course of the quarter, we also "peeled the onion" in 11 holdings to partially bank success and fund new, more inefficiently valued growth ideas. Notable among the positions we trimmed were several of our particularly successful retail holdings where

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                           REPORT FROM MANAGEMENT - CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


valuations had risen significantly (Cost Plus, Michaels Stores, PETsMART and Tractor Supply), as well as others from among our strong performers which had achieved short term price targets (namely Donaldson, Harman International, Polycom, Ultra Petroleum and Garmin).


CONCLUDING REMARKS.


Despite the optimism displayed by the stock market recently, it is not hard to identify possible negatives as 2004 commences. Among them are potential negative ramifications of the rapidly falling Dollar and rising price of gold, or the size of the US budget and trade deficits, or the possibility that inflation and interest rates rise faster and farther than the Federal Reserve now anticipates, to say nothing about the potential for shocking terrorist attacks. These and other worries notwithstanding, the prospect of strong growth and sharply rising corporate profitability continues likely for the year ahead. That is critically important because, in our experience, rapid earnings growth can overshadow many other issues, among other ways by "buying time" for them to ameliorate.


Indeed, therein lies one of the luxuries (and of course the special challenges) of small company investing, namely, that the universe of potential investments is so diverse that opportunities to make money are often limited more by the creativity of one's research and stock picking skills than by the environment itself. Indeed, as 2004 commences, Kalmar has a more vital, seasoned analytical team devoted to this challenge and to our productive "Growth-with-Value" investment strategy than ever before. Naturally, this also contributes to our optimism about what the year ahead may produce.


Our best wishes for a healthy, productive and prosperous 2004. Good luck and good hunting to all!


                                                  Faithfully yours,

                                                  /s/ FORD B. DRAPER
                                                  Ford B. Draper, Jr., President
                                                  KALMAR INVESTMENT ADVISERS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                           REPORT FROM MANAGEMENT - CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


 KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF
    $10,000 VS. THE RUSSELL 2000 INDEX AND THE LIPPER SMALL CAP GROWTH INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                  Kalmar Small   Russell   Lipper Small
                                    Cap Fund      2000      Cap Growth
                                  ------------   -------   ------------

April 11, 1997 - Inception Date     $10,000      $10,000      $10,000
Jun-97                               12,040       11,530       11,756
Sep-97                               14,880       13,246       13,728
Dec-97                               14,635       12,802       12,562
Mar-98                               15,746       14,090       13,981
Jun-98                               14,891       13,433       13,470
Sep-98                               11,825       10,727       10,256
Dec-98                               13,513       12,476       12,683
Mar-99                               11,750       11,799       12,270
Jun-99                               13,513       13,634       14,019
Sep-99                               12,787       12,772       14,273
Dec-99                               14,324       15,128       20,440
Mar-00                               16,247       16,200       24,100
Jun-00                               17,176       15,587       22,810
Sep-00                               17,689       15,760       22,450
Dec-00                               16,573       14,671       18,754
Mar-01                               14,500       13,717       15,215
Jun-01                               16,701       15,677       17,751
Sep-01                               13,451       12,417       13,308
Dec-01                               16,573       15,036       16,322
Mar-02                               16,766       15,635       15,034
Jun-02                               15,883       14,329       13,917
Sep-02                               12,993       11,262       11,202
Dec-02                               13,835       11,956       11,813
Mar-03                               13,387       11,419       11,372
Jun-03                               15,883       14,094       14,028
Sep-03                               17,483       15,373       15,251
Dec-03                               19,859       17,606       17,102

--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL RETURNS
                                      ----------------------

                                                               Since
                                  1 Year      5 Years        Inception*
                                  ------      -------        ---------

Kalmar Small Cap Fund             43.54%        8.00%         10.74%
Russell 2000                      47.25%        7.13%          8.77%
Lipper Small Cap Growth           44.77%        6.16%          8.30%
--------------------------------------------------------------------------------

* The Fund commenced operations on April 11, 1997.

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE RUSSELL 2000 INDEX IS AN UNMANAGED STOCK MARKET INDEX WITHOUT ANY ASSOCIATED EXPENSES AND ITS RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE LIPPER SMALL CAP GROWTH FUND INDEX IS CALCULATED USING A WEIGHTED AGGREGATE COMPOSITE INDEX FORMULA WHICH IS REBASED ANNUALLY. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. DISTRIBUTED BY PFPC DISTRIBUTORS, INC.

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                      SCHEDULE OF INVESTMENTS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES       (NOTE 2)
                                                                  -------     ------------
    COMMON STOCK -- 92.8%

    BUSINESS EQUIPMENT & SERVICES -- 20.1%
         BUSINESS EQUIPMENT & SERVICES -- 16.7%
         Acxiom Corp.* ..................................         213,120     $  3,957,638
         Alliance Data Systems Corp.* ...................         109,450        3,029,576
         ChoicePoint, Inc.* .............................         100,416        3,824,845
         DeVry, Inc.* ...................................         203,250        5,107,672
         Excel Technology, Inc.* ........................          90,650        2,978,759
         Hewitt Associates, Inc. (A Shares)* ............         132,850        3,972,215
         Insight Enterprises, Inc.* .....................         347,937        6,541,216
         Lionbridge Technologies, Inc.* .................         172,950        1,662,050
         MAXIMUS, Inc.* .................................          67,400        2,637,362
         Mobile Mini, Inc.* .............................          95,350        1,880,302
         MPS Group, Inc.* ...............................         260,800        2,438,480
         Navigant Consulting, Inc.* .....................         175,350        3,307,101
         Sylvan Learning Systems, Inc.* .................         133,900        3,854,981
                                                                              ------------
                                                                                45,192,197
                                                                              ------------

         SOFTWARE SERVICES -- 3.4%
         Ceridian Corp.* ................................         247,350        5,179,509
         Fair Isaac Corp. ...............................          80,887        3,976,405
                                                                              ------------
                                                                                 9,155,914
                                                                              ------------
         TOTAL BUSINESS EQUIPMENT & SERVICES ............................       54,348,111
                                                                              ------------

    CAPITAL GOODS -- 10.4%
         CAPITAL EQUIPMENT -- 2.7%
         Actuant Corp. (A Shares)* ......................         133,878        4,846,383
         Donaldson Company, Inc. ........................          43,300        2,561,628
                                                                              ------------
                                                                                 7,408,011
                                                                              ------------

         INDUSTRIAL SERVICES -- 4.2%
         Benchmark Electronics, Inc.* ...................         156,375        5,443,414
         MSC Industrial Direct Co. (A Shares) ...........         218,750        6,015,625
                                                                              ------------
                                                                                11,459,039
                                                                              ------------

         METAL FABRICATION -- 1.2%
         NCI Building Systems, Inc.* ....................         130,300        3,114,170
                                                                              ------------

         NON-RESIDENTIAL CONSTRUCTION -- 1.3%
         ElkCorp ........................................         126,500        3,377,550
                                                                              ------------

         STORAGE TANK CONSTRUCTION -- 1.0%
         Chicago Bridge & Iron Company N.V ..............          94,500        2,731,050
                                                                              ------------
         TOTAL CAPITAL GOODS ............................................       28,089,820
                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                          SCHEDULE OF INVESTMENTS - CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES       (NOTE 2)
                                                                  -------     ------------
    CONSUMER DURABLES -- 3.0%
         CONSUMER ELECTRONICS -- 2.1%
         Garmin, Ltd. ...................................          59,250     $  3,227,940
         Harman International Industries, Inc. ..........          31,250        2,311,875
                                                                              ------------
                                                                                 5,539,815
                                                                              ------------

         MOTOR VEHICLE PARTS -- 0.9%
         TBC Corp.* .....................................          94,000        2,426,140
                                                                              ------------

         TOTAL CONSUMER DURABLES ........................................        7,965,955
                                                                              ------------

    CONSUMER NON-DURABLES -- 1.8%
         BEVERAGES -- 0.9%
         Constellation Brands, Inc. (A Shares)* .........          76,700        2,525,731
                                                                              ------------

         FOOD & RELATED -- 0.9%
         Performance Food Group Co.* ....................          66,650        2,410,730
                                                                              ------------
         TOTAL CONSUMER NON-DURABLES ....................................        4,936,461
                                                                              ------------

    CONSUMER SERVICES -- 2.1%
         PUBLISHING -- 0.8%
         Getty Images, Inc.* ............................          44,050        2,208,226
                                                                              ------------

         RADIO & TELEVISION BROADCASTING -- 1.3%
         Radio One, Inc. (D Shares)* ....................         181,250        3,498,125
                                                                              ------------
         TOTAL CONSUMER SERVICES ........................................        5,706,351
                                                                              ------------

    ENERGY -- 5.4%
         PETROLEUM - DOMESTIC -- 5.0%
         Evergreen Resources, Inc.* .....................         106,600        3,465,566
         Ultra Petroleum Corp.* .........................         205,950        5,070,489
         Whiting Petroleum Corp.* .......................          77,900        1,433,360
         XTO Energy, Inc. ...............................         128,466        3,635,588
                                                                              ------------
                                                                                13,605,003
                                                                              ------------

         PETROLEUM - FOREIGN -- 0.4%
         Niko Resources, Ltd.+ ..........................          43,300          908,052
                                                                              ------------
         TOTAL ENERGY ...................................................       14,513,055
                                                                              ------------

    FINANCIAL SERVICES -- 1.0%
         BANKS -- 0.4%
         Boston Private Financial Holdings, Inc. ........          47,800        1,187,352
                                                                              ------------

         FINANCIAL COMPANIES -- 0.6%
         ASTA Funding, Inc. .............................          46,850        1,604,613
                                                                              ------------
         TOTAL FINANCIAL SERVICES .......................................        2,791,965
                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                          SCHEDULE OF INVESTMENTS - CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES       (NOTE 2)
                                                                  -------     ------------
    HEALTHCARE -- 11.2%
         HEALTHCARE - DRUGS -- 1.9%
         Barr Laboratories, Inc.* .......................          66,212     $  5,095,013
                                                                              ------------
         HEALTHCARE - GENERAL -- 4.0%
         ResMed, Inc.* ..................................          75,250        3,125,885
         Respironics, Inc.* .............................         123,350        5,561,852
         SonoSite, Inc.* ................................          96,400        2,066,816
                                                                              ------------
                                                                                10,754,553
                                                                              ------------

         HOSPITAL SUPPLIES & MANAGEMENT -- 3.7%
         America Service Group, Inc.* ...................          45,450        1,404,814
         Community Health Systems, Inc.* ................          82,300        2,187,534
         PSS World Medical, Inc.* .......................         195,100        2,354,857
         Select Medical Corp. ...........................         252,400        4,109,072
                                                                              ------------
                                                                                10,056,277
                                                                              ------------

         MEDICAL LABORATORIES -- 1.6%
         Covance, Inc.* .................................         159,300        4,269,240
                                                                              ------------
         TOTAL HEALTHCARE ...............................................       30,175,083
                                                                              ------------

    MULTIPLE INDUSTRY -- 2.2%
         MULTIPLE INDUSTRY -- 2.2%
         Pentair, Inc. ..................................         127,900        5,845,030
                                                                              ------------
         TOTAL MULTIPLE INDUSTRY ........................................        5,845,030
                                                                              ------------

    RAW MATERIALS -- 4.0%
         CHEMICALS - SPECIALTY -- 4.0%
         MacDermid, Inc. ................................         180,100        6,166,624
         Rogers Corp.* ..................................         105,850        4,670,102
                                                                              ------------
                                                                                10,836,726
                                                                              ------------
         TOTAL RAW MATERIALS ............................................       10,836,726
                                                                              ------------

    RETAIL -- 15.4%
         RESTAURANTS -- 2.5%
         Red Robin Gourmet Burgers* .....................          88,350        2,689,374
         Ruby Tuesday, Inc. .............................         143,300        4,082,617
                                                                              ------------
                                                                                 6,771,991
                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                          SCHEDULE OF INVESTMENTS - CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES       (NOTE 2)
                                                                  -------     ------------
         RETAIL SPECIALTY STORE -- 9.8%
         Christopher & Banks Corp. ......................         165,638     $  3,234,910
         GameStop Corp.* ................................         246,900        3,804,729
         Michaels Stores, Inc. ..........................          58,650        2,592,330
         O'Reilly Automotive, Inc.* .....................          63,650        2,441,614
         PETsMART, Inc. .................................         219,750        5,230,050
         Select Comfort Corp.* ..........................          90,100        2,230,876
         The Pep Boys - Manny, Moe & Jack ...............         193,500        4,425,345
         Tractor Supply Co.* ............................          65,300        2,539,517
                                                                              ------------
                                                                                26,499,371
                                                                              ------------

         RETAIL - GENERAL MERCHANDISE -- 3.1%
         Cost Plus, Inc.* ...............................          96,450        3,954,450
         Fred's, Inc. ...................................         141,450        4,382,121
                                                                              ------------
                                                                                 8,336,571
                                                                              ------------
         TOTAL RETAIL ...................................................       41,607,933
                                                                              ------------

    TECHNOLOGY -- 14.6%
         BUSINESS SERVICES -- 2.0%
         Computer Programs and Systems, Inc. ............          42,900          863,148
         Digitas, Inc.* .................................         225,150        2,098,398
         ebookers PLC, ADR*+ ............................          72,250        1,058,462
         Modem Media, Inc.* .............................         161,300        1,317,821
                                                                              ------------
                                                                                 5,337,829
                                                                              ------------

         COMMUNICATIONS EQUIPMENT -- 3.8%
         Emulex Corp.* ..................................         134,400        3,585,792
         Pinnacle Systems, Inc.* ........................         239,100        2,039,523
         Polycom, Inc.* .................................          86,150        1,681,648
         Tekelec* .......................................         187,500        2,915,625
                                                                              ------------
                                                                                10,222,588
                                                                              ------------

         COMPUTERS - PERIPHERALS & SOFTWARE -- 3.4%
         Avocent Corp.* .................................         140,736        5,139,679
         Progress Software Corp.* .......................         123,750        2,531,925
         Symantec Corp.* ................................          43,200        1,496,880
                                                                              ------------
                                                                                 9,168,484
                                                                              ------------

         ELECTRONIC COMPONENTS -- 2.5%
         ATMI, Inc.* ....................................          99,850        2,310,529
         International Rectifier Corp.* .................          91,050        4,498,781
                                                                              ------------
                                                                                 6,809,310
                                                                              ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                          SCHEDULE OF INVESTMENTS - CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES       (NOTE 2)
                                                                  -------     ------------
         ELECTRONIC INSTRUMENTS -- 2.9%
         FEI Co.* .......................................         122,200     $  2,749,500
         Gentex Corp. ...................................         118,750        5,244,000
                                                                              ------------
                                                                                 7,993,500
                                                                              ------------
         TOTAL TECHNOLOGY ...............................................       39,531,711
                                                                              ------------

    TRANSPORTATION -- 1.6%
         LOGISTICS -- 1.0%
         UTI Worldwide, Inc. ............................          72,400        2,746,132
                                                                              ------------
         TRUCKING -- 0.6%
         Central Freight Lines, Inc.* ...................          80,350        1,426,213
                                                                              ------------
         TOTAL TRANSPORTATION ...........................................        4,172,345
                                                                              ------------
         TOTAL COMMON STOCK (Cost $166,751,805) .........................      250,520,546
                                                                              ------------

    MONEY MARKET SECURITIES -- 6.9%

    MONEY MARKET FUNDS -- 6.9%
         Temporary Investment Fund ......................       9,351,548        9,351,548
         Temporary Investment Cash Fund .................       9,351,549        9,351,549
                                                                              ------------
                                                                                18,703,097
                                                                              ------------
         TOTAL MONEY MARKET SECURITIES (Cost $18,703,097)................       18,703,097
                                                                              ------------
         TOTAL INVESTMENTS (Cost $185,454,902)++ -- 99.7%................      269,223,643


         OTHER ASSETS & LIABILITIES, NET -- 0.3% ........................          937,756
                                                                              ------------
         NET ASSETS -- 100.0% ...........................................     $270,161,399
                                                                              ============

*  Non-income producing security

+  ADR - American Depository Receipt

++ The cost for federal income tax purposes was $185,373,774. At December 31, 2003, net unrealized appreciation was $83,849,869. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $85,094,682, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,244,813.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                          STATEMENT OF ASSETS AND LIABILITIES
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND

                                                                    AS OF
                                                               DECEMBER 31, 2003
                                                               -----------------
ASSETS:
Investment in securities, at market value
   (Cost $185,454,902) ..................................       $269,223,643
Cash ....................................................                  1
Receivables for:
   Capital shares subscribed ............................            592,717
   Dividends ............................................             25,707
   Investment securities sold ...........................          1,194,892
Other assets ............................................             17,510
                                                                ------------
   Total Assets .........................................        271,054,470
                                                                ------------

LIABILITIES:
Payables for:
   Capital shares redeemed ..............................            240,522
   Investment securities purchased ......................            350,307
Due to Adviser ..........................................            225,492
Accrued expenses ........................................             76,750
                                                                ------------
   Total Liabilities ....................................            893,071
                                                                ------------
NET ASSETS ..............................................       $270,161,399
                                                                ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ...........................       $    182,559
Additional paid-in capital ..............................        186,264,687
Accumulated net realized loss on investments ............            (54,588)
Net unrealized appreciation on investments ..............         83,768,741
                                                                ------------

NET ASSETS FOR 18,255,893 SHARES OUTSTANDING ............       $270,161,399
                                                                ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($270,161,399/18,255,893 outstanding shares of beneficial
    interest, $0.01 par value, unlimited authorized shares)           $14.80
                                                                      ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                      STATEMENT OF OPERATIONS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                           FOR THE
                                                                      FISCAL YEAR ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
INVESTMENT INCOME:
   Dividends (net of $2,315 foreign taxes withheld) ................     $   480,460
                                                                         -----------
   Total Income ....................................................         480,460
                                                                         -----------

EXPENSES:
   Advisory fee (Note 4) ...........................................       2,068,348
   Accounting and Administration fee (Note 4) ......................         232,193
   Transfer agent fee (Note 4) .....................................          53,008
   Shareholder reports .............................................          37,091
   Custodian fee (Note 4) ..........................................          19,875
   Legal fee .......................................................          70,308
   Trustees' fee ...................................................          51,000
   Registration fee ................................................          27,878
   Audit fee .......................................................          20,060
   Miscellaneous ...................................................          36,379
                                                                         -----------
      Total Expenses ...............................................       2,616,140
                                                                         -----------

NET INVESTMENT LOSS ................................................      (2,135,680)
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ................................      16,096,541
   Net change in unrealized appreciation/depreciation on investments      63,378,206
                                                                         -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      79,474,747
                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $77,339,067
                                                                         ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                           STATEMENT OF CHANGES IN NET ASSETS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


                                                                 FOR THE FISCAL YEAR ENDED
                                                          DECEMBER 31, 2003    DECEMBER 31, 2002
                                                          -----------------    -----------------
OPERATIONS:
   Net investment loss ................................     $ (2,135,680)        $ (1,905,446)
   Net realized gain (loss) on investment transactions        16,096,541             (485,331)
   Net change in unrealized appreciation/depreciation
      on investments ..................................       63,378,206          (30,902,013)
                                                            ------------         ------------
      Net increase (decrease) in net assets resulting
         from operations ..............................       77,339,067          (33,292,790)
                                                            ------------         ------------

DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains ($0.7248 per share) .............      (12,678,597)                  --
                                                            ------------         ------------

SHARE TRANSACTIONS (A):
   Receipt from shares sold ...........................       67,302,070           21,944,265
   Receipt from securities transferred in-kind (Note 2)               --              792,531
   Receipt from shares reinvested .....................       11,125,491                   --
   Shares redeemed ....................................      (42,985,333)         (27,482,678)
                                                            ------------         ------------
      Net increase (decrease) in net assets from Fund
         share transactions ...........................       35,442,228           (4,745,882)
                                                            ------------         ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...............      100,102,698          (38,038,672)

NET ASSETS:
   Beginning of year ..................................      170,058,701          208,097,373
                                                            ------------         ------------
   End of year ........................................     $270,161,399         $170,058,701
                                                            ============         ============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ........................................        5,275,800            1,893,082
   Shares issued in exchange for securities
      transferred in-kind (Note 2) ....................               --               74,767
   Shares reinvested ..................................          743,682                   --
   Shares redeemed ....................................       (3,498,900)          (2,301,878)
                                                            ------------         ------------
   Net increase (decrease) in shares ..................        2,520,582             (334,029)

   Shares outstanding - Beginning of year .............       15,735,311           16,069,340
                                                            ------------         ------------
   Shares outstanding - End of year ...................       18,255,893           15,735,311
                                                            ============         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                         FINANCIAL HIGHLIGHTS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:


                                                             FOR THE FISCAL YEAR ENDED DECEMBER 31
                                                  ---------------------------------------------------------
                                                    2003        2002         2001        2000        1999
                                                  --------    --------     --------    --------    --------
Net asset value at beginning
   of year ...................................    $  10.81    $  12.95     $  12.95    $  13.41    $  12.65
                                                  ========    ========     ========    ========    ========
INVESTMENT OPERATIONS
Net investment loss ..........................      (0.13)      (0.12)       (0.12)      (0.11)      (0.11)
Net realized and
   unrealized gain (loss) on
   investments ...............................        4.84      (2.02)         0.12        2.24        0.87
                                                  --------    --------     --------    --------    --------
      Total from investment
         operations ..........................        4.71      (2.14)           --        2.13        0.76
                                                  --------    --------     --------    --------    --------
DISTRIBUTIONS
From net realized gain on
   investments ...............................      (0.72)          --           --      (2.59)          --
                                                  --------    --------     --------    --------    --------
      Total distributions ....................      (0.72)          --           --      (2.59)          --
                                                  --------    --------     --------    --------    --------
Net asset value at end of
   year ......................................    $  14.80    $  10.81     $  12.95    $  12.95    $  13.41
                                                  ========    ========     ========    ========    ========
Total return .................................      43.54%    (16.53)%        0.00%      15.70%       6.01%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses .....................................       1.26%       1.23%        1.23%       1.22%       1.25%
Net investment loss ..........................     (1.03)%     (1.03)%      (0.96)%     (0.82)%     (0.78)%
Portfolio turnover rate ......................      46.07%      40.50%       47.38%      63.67%      52.49%
Net assets at end of year
   (000's omitted) ...........................    $270,161    $170,059     $208,097    $213,943    $195,290

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                NOTES TO FINANCIAL STATEMENTS
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


1. DESCRIPTION OF THE FUND. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.


2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.


SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in acccordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.


FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Accordingly, the following permanent differences, primarily attributable to a permanent difference between the tax realized capital gain of $16,143,384 and book realized capital gain of $16,096,541, and net operating loss, has been reclassified to the accounts in the chart below as of December 31, 2003. This permanent difference was the result of securities being sold that had a permanent book and tax cost basis difference, which was caused by transfers in-kind (see "transfers in-kind").


                                 UNDISTRIBUTED NET           ACCUMULATED NET
         PAID-IN CAPITAL     INVESTMENT INCOME/(LOSS)     REALIZED GAIN/(LOSS)
         ---------------     ------------------------     --------------------
           $(188,057)               $2,135,680                $(1,947,623)


At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

         Undistributed ordinary income ...................   $        --
         Capital loss carryovers .........................            --
         Unrealized appreciation/depreciation ............    83,849,869
                                                             -----------
                                                             $83,849,869
                                                             ===========

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
"GROWTH-WITH-VALUE"                                            DECEMBER 31, 2003
     SMALL CAP FUND


DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two years were as follows:


                                                        DECEMBER 31, 2003    DECEMBER 31, 2002
                                                        -----------------    -----------------
             Distributions paid from:
             Ordinary income .......................       $         0               $    0
             Long-term capital gain at 20% .........           115,815                    0
             Long-term capital gain at 15% .........        12,562,782                  n/a
                                                           -----------               ------
                                                           $12,678,597               $    0
                                                           ===========               ======


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States of America, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the year ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

          Purchases ..................................     $104,323,783
          Sales ......................................       90,201,293

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
"GROWTH-WITH-VALUE"
     SMALL CAP FUND

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust.

PFPC Inc. serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an indirect subsidiary of PNC Financial Services, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are not paid any fees by the Trust for serving as Trustees or officers of the Trust.

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                               REPORT OF INDEPENDENT AUDITORS
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF KALMAR POOLED INVESTMENT TRUST


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kalmar Pooled Investment Trust, comprised of Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
February 11, 2004

KALMAR
POOLED
INVESTMENT
TRUST
-------------------                                              FUND MANAGEMENT
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 282-2319. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.


                                                                                       NUMBER OF
                                     TERM OF                                          PORTFOLIOS IN            OTHER
                                   OFFICE AND                                         FUND COMPLEX         TRUSTEESHIPS/
    NAME, DOB, AND               LENGTH OF TIME          PRINCIPAL OCCUPATION(S)       OVERSEEN BY         DIRECTORSHIPS
    POSITION(S) WITH TRUST          SERVED 1              DURING PAST 5 YEARS           TRUSTEE           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Wendell Fenton                    Since 1997   Director, Richards, Layton & Finger        1         None
 Date of Birth:  May 1939                       (law firm) since 1971.
 Trustee
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas Giordano                 Since 2000   Consultant, financial services             1         Trustee,  WT  Investment  Trust
 Date of Birth:  Mar. 1943                      organizations since 1997; Interim                    (24  Portfolios)  and WT Mutual
 Trustee                                        President, LaSalle University from 1998              Fund (33 Portfolios);  Trustee,
                                                to 1999; President and Chief Executive               Wilmington Low Volatility  Fund
                                                Officer, Philadelphia Stock Exchange                 of Funds; Trustee, Independence
                                                from 1981 to 1997.                                   Blue   Cross   (In-   surance);
                                                                                                     Director,     Fotoball,     USA
                                                                                                     (Sporting  and  Athletic  Goods
                                                                                                     Manufacturing); Director, Daisy
                                                                                                     Tek International  (Whole- sale
                                                                                                     paper  and   paper   products);
                                                                                                     Director,  Selas Corporation of
                                                                                                     America   (Industrial   process
                                                                                                     furnaces and ovens)
------------------------------------------------------------------------------------------------------------------------------------
 David M. Reese, Jr.               Since 1997   Semi-retired since 1996.                   1         None
 Date of Birth:  Jul. 1935                      Portfolio Manager, Research
 Trustee                                        Analyst for Kalmar Investments
                                                from 1982 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
 David D. Wakefield                Since 1997   Retired private investor since 1997;       1         Director, Townsends Inc.
 Date of Birth:  Oct. 1930                      Executive Secretary, Longwood                        (Food products and services)
 Trustee                                        Foundation from 1992 to 1997 and
                                                Welfare Foundation from 1992 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Ford B. Draper, Jr. 2             Since 1997   Founder, President, Director, and          1         None
 Date of Birth:  May 1942                       Chief Investment Officer of Kalmar
 Trustee, Chairman, President,                  Investments since 1982; President,
 Principal Accounting Officer                   Kalmar Investment Advisers since 1997.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Ford B. Draper, III 3             Since 2000   Managing Director, Trading and             N/A       N/A
 Date of Birth:  Nov. 1966                      Client Services, Kalmar Investments
 Vice President                                 since 1991.
------------------------------------------------------------------------------------------------------------------------------------
 Verna Knowles                     Since 1998   Administration Director, Kalmar            N/A       N/A
 Date of Birth:  Nov. 1945                      Investments since 1998; Treasurer,
 Treasurer, Chief Financial Officer             Kalmar Investments since 1997;
 and Compliance Officer                         President, Books & Balances Ltd.
                                                (accounting services) since 1988.
------------------------------------------------------------------------------------------------------------------------------------
 Marjorie L. McMenamin             Since 1998   Operations Director, Kalmar                N/A       N/A
 Date of Birth:  Aug. 1949                      Investments since 1992; Operations
 Secretary                                      Director, Kalmar Investment Advisers
                                                since 1997
------------------------------------------------------------------------------------------------------------------------------------

1  Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
2  Mr. Ford Draper, Jr. is an "interested"  Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment
   Advisers, the Trust's investment adviser.
3  Ford B. Draper, III is the son of Ford B. Draper, Jr.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                               BARLEY MILL HOUSE
                               3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM



                                  DISTRIBUTOR
                            PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406



                              SHAREHOLDER SERVICES
                                   PFPC INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940



                                   CUSTODIAN
                               PFPC TRUST COMPANY
                              THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153



                                 LEGAL COUNSEL
                              PEPPER HAMILTON LLP
                             3000 TWO LOGAN SQUARE
                              18TH & ARCH STREETS
                          PHILADELPHIA, PA 19103-2799



                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                        TWO COMMERCE SQUARE, SUITE 1700
                               2001 MARKET STREET
                          PHILADELPHIA, PA 19103-7042

                         KALMAR POOLED INVESTMENT TRUST
                               BARLEY MILL HOUSE
                               3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513
                       (WEBSITE)WWW.KALMARINVESTMENTS.COM



KL12 - 12/03



ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Nicholas A. Giordano and David D. Wakefield) are "independent," as defined by this Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2002 and $18,000 for 2003.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2002 and $6,000 for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2002 and $0 for 2003.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to Kalmar Investment Advisers.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) N/A

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2002 and $0 for 2003.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 3, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 3, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              March 3, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.